FAIR VALUE MEASUREMENTS (Details) - NORTHEAST COMMUNITY BANK EMPLOYEES' SAVINGS & PROFIT SHARING PLAN AND TRUST - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Investments at fair value	$ 22,191,838	$ 18,623,791
Unfunded commitments	0
Transfers into the level 3 investment	0	0
Transfers out of the level 3 investment	0	0
Investments in the fair value hierarchy
FAIR VALUE MEASUREMENTS
Investments at fair value	21,943,967	18,392,387
Level 1
FAIR VALUE MEASUREMENTS
Investments at fair value	21,943,967	18,392,387
Northeast Community Bancorp, Inc. Stock
FAIR VALUE MEASUREMENTS
Investments at fair value	3,628,119	3,700,568
Northeast Community Bancorp, Inc. Stock | Investments in the fair value hierarchy
FAIR VALUE MEASUREMENTS
Investments at fair value	3,628,119	3,700,568
Northeast Community Bancorp, Inc. Stock | Level 1
FAIR VALUE MEASUREMENTS
Investments at fair value	3,628,119	3,700,568
Mutual funds
FAIR VALUE MEASUREMENTS
Investments at fair value	18,315,848	14,691,819
Mutual funds | Investments in the fair value hierarchy
FAIR VALUE MEASUREMENTS
Investments at fair value	18,315,848	14,691,819
Mutual funds | Level 1
FAIR VALUE MEASUREMENTS
Investments at fair value	18,315,848	14,691,819
Common collective trust
FAIR VALUE MEASUREMENTS
Investments at fair value	247,871	231,404
Common collective trust | Investments measured at net asset value
FAIR VALUE MEASUREMENTS
Investments at fair value	$ 247,871	$ 231,404